VESSELS AND EQUIPMENT, NET (Schedule of Vessels and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost
Transfers to Investments in Sales-Type Leases	$ (67,200)	$ (27,300)
Impairment loss	(333,149)	(60,054)	$ (64,338)
Accumulated Depreciation
Depreciation	(111,279)	(116,381)	(104,079)
Vessels and Equipment, net
Depreciation	(111,279)	(116,381)	(104,079)
Transfers to Investments in Sales-Type Leases	(67,200)	(27,300)
Impairment loss	(333,149)	(60,054)	(64,338)
Vessels and equipment, net
Cost
Capital improvements	52,676
Additions	258,138
Transfers to Investments in Sales-Type Leases	(67,202)
Vessel disposals	(3,399)
Impairment loss	(332,918)
Other movements	0
Accumulated Depreciation
Beginning balance	(463,168)
Depreciation	(71,302)	(80,300)	(99,600)
Transfers to Investments in Sales-Type Leases	20,368
Vessel disposals	3,963
Impairment loss	57,666
Ending balance	(452,473)	(463,168)
Vessels and Equipment, net
Beginning balance	1,404,705
Depreciation	(71,302)	(80,300)	$ (99,600)
Capital improvements	52,676
Additions	258,138
Transfers to Investments in Sales-Type Leases	(67,202)
Vessel disposals	(3,399)
Impairment loss	(332,918)
Other movements	0
Ending balance	1,240,698	1,404,705
Property Plant and Equipment, Before Accumulated Depreciation
Cost
Capital improvements	52,700	9,700
Vessels and Equipment, net
Capital improvements	52,700	9,700
Property Plant and Equipment, Before Accumulated Depreciation | Vessels and equipment, net
Cost
Beginning balance	1,867,873
Capital improvements	52,676
Additions	258,138
Transfers to Investments in Sales-Type Leases	(87,570)
Vessel disposals	(7,362)
Impairment loss	(390,584)
Other movements	0
Ending balance	1,693,171	$ 1,867,873
Vessels and Equipment, net
Capital improvements	52,676
Additions	258,138
Transfers to Investments in Sales-Type Leases	(87,570)
Vessel disposals	(7,362)
Impairment loss	(390,584)
Other movements	$ 0